PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
Corporate bonds
Plan Assets
Fixed income instruments	Rp 356	Rp 352
Level 1
Plan Assets
Cash and cash equivalents	762	426
Equity-based mutual fund	321	678
Total	13,302	12,473
Level 1 | Financials
Plan Assets
Equity instruments	1,571	1,555
Level 1 | Consumer non-cyclicals
Plan Assets
Equity instruments	558	814
Level 1 | Basic material
Plan Assets
Equity instruments	300	307
Level 1 | Infrastructure
Plan Assets
Equity instruments	838	646
Level 1 | Energy
Plan Assets
Equity instruments	118	145
Level 1 | Technology
Plan Assets
Equity instruments	43
Level 1 | Industrials
Plan Assets
Equity instruments	421	462
Level 1 | Consumer cyclicals
Plan Assets
Equity instruments	112	120
Level 1 | Properties and real estate
Plan Assets
Equity instruments	143	122
Level 1 | Healthcare
Plan Assets
Equity instruments	202	194
Level 1 | Transportation and logistic
Plan Assets
Equity instruments	16	2
Level 1 | Government bonds
Plan Assets
Fixed income instruments	7,736	6,821
Level 1 | Mutual funds
Plan Assets
Fixed income instruments	161	181
Unquoted
Plan Assets
Direct placement	355	342
Property	186	185
Others	545	338
Total	5,644	7,073
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	Rp 4,558	Rp 6,208